Trade Payables and Other Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Decrease on social security, payroll accruals	€ 600
Decrease in other current liabilites	400
Current Provision for onerous contracts	314	€ 2,113
Accrued trade payables	€ 1,700